GuidePath Flexible Income Allocation Fund
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 97.5%	Shares	Value
Alternative Funds - 18.1%
JPMorgan Hedged Equity Fund - Select Shares - Class I	350,837	$ 12,149,478
JPMorgan Research Market Neutral Fund - Class I	437,218	6,776,875
SPDR Gold MiniShares Trust (a)	15,210	1,207,978
Stone Ridge Diversified Alternatives Fund - Class I	3,557,151	36,603,088
Vanguard Market Neutral Fund - Class I	704,984	11,230,389
		67,967,808

Domestic Fixed Income Funds - 61.9%
DFA Short Duration Real Return Portfolio - Class I	725,437	7,798,444
Eaton Vance Short Duration Income ETF	65,723	3,342,343
iShares Broad USD High Yield Corporate Bond ETF (b)	873,805	32,348,261
iShares Convertible Bond ETF	86,833	10,571,049
iShares iBoxx USD Investment Grade Corporate Bond ETF	91,744	10,006,518
JPMorgan Short Duration Core Plus Fund - Class I	1,452,724	13,597,494
Pacer Aristotle Pacific Floating Rate High Income ETF (b)	143,995	6,714,487
PIMCO Short Asset Investment Fund - Class I	1,289,790	12,923,700
Schwab US TIPS ETF	495,723	13,136,660
State Street DoubleLine Short Duration Total Return Tactical ETF (b)	50,964	2,398,356
State Street SPDR Bloomberg High Yield Bond ETF (b)	62,933	6,064,853
State Street SPDR Bloomberg Short Term High Yield Bond ETF (b)	273,678	6,850,160
State Street SPDR Portfolio Short Term Treasury ETF	553,287	16,050,856
Vanguard High-Yield Corporate Fund - Class Admiral	8,624,688	47,263,291
Vanguard Short-Term Treasury ETF (b)	123,967	7,214,879
Vanguard Total Bond Market ETF	44,264	3,249,420
Xtrackers USD High Yield Corporate Bond ETF	885,137	32,325,203
		231,855,974

Emerging Markets Equity Funds - 0.4%
iShares Core MSCI Emerging Markets ETF	17,188	1,423,854

International Equity Funds - 0.4%
iShares Core MSCI EAFE ETF	14,138	1,365,448

Opportunistic Fixed Income Funds - 16.7%
Eaton Vance Strategic Income Fund - Class I	2,817,626	19,244,385
JPMorgan Flexible Debt ETF	244,383	12,316,903
JPMorgan Income Fund - Class I	1,288,880	10,942,589
Navigator Tactical Fixed Income Fund - Institutional Shares - Class I	2,088,926	20,262,581
		62,766,458
TOTAL INVESTMENT COMPANIES (Cost $355,310,664)		365,379,542

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (c)	49,037,052	49,037,052
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $49,037,052)		49,037,052

MONEY MARKET FUNDS - 2.4%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (c)	9,153,253	9,153,253
TOTAL MONEY MARKET FUNDS (Cost $9,153,253)		9,153,253

TOTAL INVESTMENTS - 113.0% (Cost $413,500,969)		423,569,847

Liabilities in Excess of Other Assets - (13.0)%	(0.13020)	(48,797,264)
TOTAL NET ASSETS - 100.0%		$ 374,772,583

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $47,828,780.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.